Investment Risks - VALUE LINE CAPITAL APPRECIATION FUND INC	Sep. 25, 2026
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and that you may lose money.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The chief risk that you assume when investing in the Fund is market risk which is the possibility that the securities in a certain market will decline in value because of factors such as recessions, changes in interest rates, global trade policies, war, terrorism including cyber terrorism, natural and environmental disasters as well as public health emergencies. Market risk may have a material impact on a single issuer, an industry, a sector of the economy or the market as a whole and could be significant and cause losses.

Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities represent ownership in a corporation and their prices fluctuate for a number of reasons including issuer-specific events, market perceptions and general movements in the equity markets. The resulting fluctuation in the price of equity securities may take the form of a drastic movement or a sustained trend. If an issuer is liquidated or declares bankruptcy, the claims of owners of bonds will take precedence over the claims of owners of common stocks. Historically, the prices of equity securities have fluctuated more than bond prices.

Growth Style Risk [Member]
Prospectus [Line Items]
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Growth Style Risk. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while investors concentrate on other types of stocks, such as “value” stocks.

Mortgage-Backed/Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed/Asset-Backed Securities Risk. Investing in mortgage-backed and asset-backed securities poses additional risks, principally with respect to increased interest rate risk, prepayment risk and extension risk.

Ratings Reliance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Ratings Reliance Risk. A rating by a nationally recognized statistical rating organization (“NRSRO”) represents the organization’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings by NRSROs present an inherent conflict of interest because such organizations are paid by the entities whose securities they rate.

Sector Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Sector Allocation Risk. A sector is a group of selected industries within the economy, such as technology. The Fund may be overweighted or underweighted in certain sectors, which may cause the Fund’s performance to be more or less sensitive, respectively, to developments affecting those sectors.

Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

Small and Mid-Sized Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Small and Mid-Sized Company Risk. Investments in small and mid-sized companies may involve greater risks than investments in larger, more established companies — as a general rule, the smaller the market capitalization of the company, the greater the risk. As compared to larger companies, small and mid-sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or may operate in less established markets. Accordingly, small and mid-sized company securities may be more sensitive to changing economic, market, and industry conditions and may be more volatile and less liquid than equity securities of larger companies, especially over the short term. Small and mid-sized companies also may fall out of favor relative to larger companies in certain market cycles, causing the Fund to incur losses or underperform.

Ranking System Risk [Member]
Prospectus [Line Items]
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Ranking System Risk. The Adviser’s use of the results of the Ranking Systems in managing the Fund involves the risk that the Ranking Systems may not have the predictive qualities anticipated by the Adviser or that over certain periods of time the price of securities not covered by the Ranking Systems, or lower-ranked securities, may appreciate to a greater extent than those securities in the Fund’s portfolio. Quantitative models like the Ranking Systems may not work as anticipated, potentially resulting in lower investment performance or losses to the Fund.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk. Because the Fund is actively managed, its investment return depends on the ability of the Adviser to manage the Fund’s portfolio successfully. There can be no guarantee that the Adviser’s investment strategies will produce the desired results or that the investment objective of the Fund will be achieved.

Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Inflation Risk. Debt securities (excluding inflation-indexed securities) are subject to long-term erosion in purchasing power, and such erosion may exceed any return received by the Fund with respect to a debt security.

Below Investment Grade Credit Risk [Member]
Prospectus [Line Items]
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Below Investment Grade Credit Risk. Below investment grade securities (commonly called “high yield” or “junk” bonds) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness or the risky nature of an investment for which limited or no recourse to the issuer is provided. The market prices of these debt securities usually fluctuate more than that of investment grade debt securities and may decline more significantly in periods of general economic difficulty.

Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government Securities Risk. The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are not backed by the full faith and credit of the U.S., and are neither issued nor guaranteed by the U.S. Treasury. Even securities that are backed by the full faith and credit of the U.S. may be adversely affected as to market prices and yields if the long-term sovereign credit rating of the U.S. is further downgraded.

Interest Rate and Reinvestment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest Rate and Reinvestment Risk. The income on and market price of debt securities fluctuate with changes in interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the market prices of debt securities usually increase, but the Fund’s income tends to decline. Such decline follows quickly for most variable rate securities and eventually for fixed rate securities as the Fund must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, buy-back, call, etc.) at a lower rate of interest or return. Generally, the market price of debt securities with longer durations or fixed rates of return will fluctuate more in response to changes in interest rates than the market price of shorter-term securities or variable rate debt securities, respectively.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often greater for corporate, mortgage-backed, asset-backed, and foreign government debt securities than for U.S. government debt securities.

Prepayment and Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment and Extension Risk. Many debt securities give the issuer the option to prepay principal prior to maturity. During periods of falling interest rates, prepayments may accelerate and the Fund may be forced to reinvest the proceeds at a lower interest rate. When interest rates rise, the term of a debt security is at greater risk of extension because rates of prepayments fall and rates of late payments and defaults rise. Extending the duration of a security “locks in” lower interest rates if the extension occurs in a rising interest rate environment.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Investing in derivatives, including U.S. interest rate futures contracts, may increase the Fund’s volatility and risk of loss. Derivative positions typically are established with a small amount of cash relative to the total amount of investment exposure they generate, so the magnitude of any loss can be much greater than the amount originally invested by the Fund. The success of the Fund’s investments in interest rate futures contracts is dependent on the Adviser’s ability to correctly forecast the movement of interest rates. Even if the Adviser forecasts correctly, however, the success of the investment also depends on adequate correlation between the change in the relevant interest rate and the change in the value of the futures contract to the Fund. To the extent the Fund is investing in derivatives as a hedge, the success further depends on adequate correlation between the change in value of the futures contract and the change in the value of the portfolio position being hedged.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Certain securities may be difficult or impossible to sell at the time and price that the Fund would like when there is little or no active trading market. If a security cannot be sold by the Fund at a favorable time and price, the Fund may have to lower the price, sell other securities instead, or forgo an investment opportunity in order to obtain liquidity. This could have a negative effect on the Fund’s performance.

Foreign Investments Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Foreign Investments Risk. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. In addition, emerging markets tend to be more volatile than the U.S. market or developed foreign markets.

Market Disruption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market Disruption Risk. Markets may be impacted by negative external and/or direct and indirect economic factors such as pandemics (including COVID-19), natural disasters, global trade policies and political unrest or uncertainties. The adverse impact of any one or more of these events on the market value of Fund investments could be significant and can affect the economies of many nations, individual companies and the market in general. The Adviser cannot predict the likelihood of occurrence or the effects of similar disruptive events in the future on the U.S. and other economies, or the investments in the Fund’s portfolio or the potential for success of the Fund.

Asset Allocation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Asset Allocation Risk. Asset allocation risk is the risk that the Fund’s selection and weighting of different asset classes within its portfolio will favor an asset class that performs poorly relative to other asset classes. Because the Fund’s weightings among different asset classes are expected to change over time, the risks of investing in the Fund may vary substantially depending upon the mix of stocks, debt securities and money market securities in its portfolio.

Investment Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Investment Company Risk. If the Fund invests in shares of another investment company, including an ETF, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases ETFs.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. As the use of technology becomes more prevalent in the course of business, the Fund becomes more susceptible to operational, financial and information security risks resulting from cyberattacks and/or technological malfunctions. Successful cyberattacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cybersecurity, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cybersecurity measures of its service providers, financial intermediaries or companies in which it invests or with which it does business.